Offerings - Offering: 1	Jul. 31, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	8.375% Fixed-to-Floating Rate Subordinated Notes due 2034
Amount Registered | shares	175,000
Proposed Maximum Offering Price per Unit	1,000.00
Maximum Aggregate Offering Price	$ 175,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 25,830.00
Offering Note	(1) This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-272553) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.